Hartford Global Impact Fund Investment Strategy - Hartford Global Impact Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks to achieve its objective by investing in equity securities of issuers located throughout the world, including non-dollar securities and securities of emerging market issuers. The Fund will normally invest at least 80% of its assets in securities of issuers that Wellington Management Company LLP (“Wellington Management”), the Fund’s sub-adviser, determines meet its impact investing criteria. For purposes of determining which companies meet its impact investing criteria, Wellington Management uses its proprietary research to identify companies that focus their core goods and services in areas that it believes are likely to address major social and environmental challenges. Wellington Management focuses on three broad impact areas: life essentials; human empowerment; and the environment. Wellington Management then targets specific themes that fit within this impact investing criteria. The impact themes align with many of the UN’s Sustainable Development Goals. As of February 27, 2026, these impact themes include sustainable agriculture and nutrition, health, clean water and sanitation, affordable housing, education and job training, financial inclusion, narrowing the digital divide, safety and security, alternative energy, resource stewardship, and resource efficiency. These areas are subject to change without notice to shareholders. Within this universe of companies, Wellington Management conducts fundamental analysis to identify what it believes to be attractive investments across economic sectors within both developed and emerging countries. As part of its fundamental analysis, Wellington Management may evaluate, for example, a company’s industry structure, asset quality, business environment, management quality, balance sheet, income statement, anticipated earnings, growth prospects, revenues and dividends, and other related measures or indicators of value. In addition to its focus on impact investing, Wellington Management also may consider environmental, social, and/or governance (“ESG”) characteristics (where available for a company) to assess the risk and return potential of a company.The Fund may invest in companies of any market capitalization, including small and mid capitalization securities, located anywhere in the world, including the United States. Although the Fund has no limit on the amount it may invest in any single sector, it generally can be expected to emphasize investments in the industrials, health care, and information technology sectors, as these sectors tend to include companies that address major social and/or environmental challenges. Under normal circumstances, the Fund will invest at least 40% of its net assets in foreign securities or derivative instruments or other investments with exposure to foreign securities of at least three different countries outside the United States. During periods of unfavorable market conditions, the Fund may reduce its exposure to foreign securities, but typically will continue to invest at least 30% of its net assets in foreign securities as described above. Investments are deemed to be “foreign” if one or more of the following criteria is met: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer is doing a substantial amount of business outside the United States, which the Fund considers to be an issuer that derives at least 50% of its revenues or profits outside the United States or has at least 50% of its sales or assets outside the United States; (c) the principal trading market for a security of an issuer is located in a foreign country; or (d) it is a foreign currency or the investment is denominated in a foreign currency.